Business combination (Tables)	3 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Schedule of consideration for business combination [Table Text Block]
(in thousands, except for share and per share amounts)
Shares transferred at Closing	27,006,251
Less: Post-Closing share adjustment	(857,143)
Total shares transferred at Closing	26,149,108
Value per share	10.19
Total share consideration	$266,459
Plus: Cash transferred to GDI stockholders	130,000
Closing merger consideration	$396,459